FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Oct. 31, 2020
Financial Instruments
Schedule of credit risk

Balance at	October 31, 2020	October 31, 2019
Cash	$217,788	$74,926
Accounts receivable	172,121	134,423
Total	$389,909	$209,349

Schedule of exposure to credit risk

	October 31, 2020	October 31, 2019
Current	$66,660	$51,672
1-30 days	49,204	500
31 days-older	63,682	211,382
Allowance for doubtful accounts	(7,425)	(129,131)
Total trade accounts receivable	$172,121	$134,423

Schedule of contractual maturities of financial liabilities

	October 31, 2020	October 31, 2019
Balance, beginning of period	$129,131	$106,443
Additional allowance	10,349	121,793
Amounts collected	(6,757)	(66,902)
Amounts used	(125,298)	(32,203)
Balance, end of period	$7,425	$129,131

Schedule of working capital

	October 31, 2020	October 31, 2019
Cash	$217,788	$74,926
Current assets excluding cash	1,616,987	1,358,036
Total current assets	1,834,775	1,432,962
Current liabilities	1,799,104	4,142,489
Working capital (deficit)	$35,671	$(2,709,527)

Schedule of assets and liabilities denominated in US dollars
	Year 1	Years 2-3
Accounts payable and accrued liabilities	$1,059,971	$389,816
Debt and convertible debentures	46,099	2,493,393
Lease liabilities	100,277	16,630
Interest payable	9,367	-
Derivative liabilities	583,390	-
Deferred rent	-	10,494
Total	$1,799,104	$2,910,333

Schedule of valuations for the asset or liability not based on observable market data

	Level in fair value hierarchy	Amortized Cost	FVTPL	Total
Financial Assets
Cash	Level 1	$217,788	-	$217,788
Accounts receivable	Level 2	172,121	-	172,121
Marketable securities	Level 1	-	585,035	585,035
Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,449,787	$-	$1,449,787
Current portion of convertible debentures	Level 2	46,099	-	46,099
Long-term debt	Level 2	753,715	-	753,715
Interest payable	Level 2	9,367	-	9,367
Derivative liabilities	Level 2	-	583,390	583,390
Convertible debentures	Level 2	1,739,678	-	1,739,678